Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: February 12, 2020

Payment Date	2/18/2020
Collection Period Start	1/1/2020
Collection Period End	1/31/2020
Interest Period Start	1/15/2020
Interest Period End	2/17/2020

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$362,889,520.36	$34,577,488.18	$328,312,032.18	0.800761	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$940,419,520.36	$34,577,488.18	$905,842,032.18

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$961,819,937.12	$926,534,056.81	0.741227
YSOC Amount	$18,336,581.71	$17,628,189.58
Adjusted Pool Balance	$943,483,355.41	$908,905,867.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$362,889,520.36	2.58000%	30/360	$780,212.47
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$940,419,520.36			$2,008,883.46

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$961,819,937.12	$926,534,056.81
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$943,483,355.41	$908,905,867.23
Number of Receivable Outstanding	58,750	57,766
Weight Average Contract Rate	4.42%	4.43%
Weighted Average Remaining Term (months)	50	49

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,648,017.89
Principal Collections	$35,076,736.90
Liquidation Proceeds	$198,347.76
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,923,102.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,923,102.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$801,516.61	$801,516.61	$—	$—	$38,121,585.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$38,121,585.94
Interest - Class A-2 Notes	$780,212.47	$780,212.47	$—	$—	$37,341,373.47
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$36,483,790.14
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$36,217,934.14
First Allocation of Principal	$—	$—	$—	$—	$36,217,934.14
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$36,175,637.14
Second Allocation of Principal	$6,993,653.13	$6,993,653.13	$—	$—	$29,181,984.01
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$29,151,742.68
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,891,742.68
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,859,049.35
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,599,049.35
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,599,049.35
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,535,214.30
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,535,214.30
Remaining Funds to Certificates	$1,535,214.30	$1,535,214.30	$—	$—	$—
Total	$38,923,102.55	$38,923,102.55	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,336,581.71
Increase/(Decrease)	$(708,392.13)
Ending YSOC Amount	$17,628,189.58

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$943,483,355.41	$908,905,867.23
Note Balance	$940,419,520.36	$905,842,032.18
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	31	$209,143.41
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	57	$198,347.76
Monthly Net Losses (Liquidation Proceeds)			$10,795.65
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.08%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$904,999.48
Cumulative Net Loss Ratio			0.07%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	112	$2,095,114.03
60-89 Days Delinquent	0.08%	33	$707,228.74
90-119 Days Delinquent	0.00%	2	$21,227.20
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	147	$2,823,569.97

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	5	$69,662.68
Total Repossessed Inventory	11	$156,538.39

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	35	$728,455.94
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.04%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.06%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No